INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2018
Disclosure of Intangibles Assets [Abstract]
Disclosure of intangible assets [text block]
NOTE 19. INTANGIBLE ASSETS
	12-31-2018	12-31-2017
Classes of Intangible Assets, Net	ThU.S.$	ThU.S.$
Intangible assets, net	90,093	88,615
Computer software	26,545	26,747
Water rights	5,966	5,697
Customer	41,634	47,144
Other identifiable intangible assets	15,948	9,027
Classes of intangible Assets, Gross	185,895	173,426
Computer software	88,177	81,907
Water rights	5,966	5,697
Customer	71,443	72,685
Other identifiable intangible assets	20,309	13,137
Classes of accumulated amortization and impairment
Total accumulated amortization and impairment	(95,802)	(84,811)
Accumulated amortization and impairment, intangible assets	(95,802)	(84,811)
Computer software	(61,632)	(55,160)
Customer	(29,809)	(25,541)
Other identifiable intangible assets	(4,361)	(4,110)
Reconciliation of the carrying amount of intangible assets at the beginning and end of each reporting period balances

	12-31-2018
	Computer Software	Water Rights	Customer	Others	TOTAL
Reconciliation of intangible assets	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Opening Balance	26,747	5,697	47,144	9,027	88,615
Changes
Additions	6,369	269	-	7,424	14,062
Disposals	(1)	-	-	-	(1)
Amortization	(7,132)	-	(4,808)	(409)	(12,349)
Increase (Decrease) related to foreign currency translation	(287)	-	(702)	(31)	(1,020)
Other Increases (Decreases)	849	-	-	(63)	786
Changes Total	(202)	269	(5,510)	6,921	1,478
Closing Balance	26,545	5,966	41,634	15,948	90,093

	12-31-2017
	Computer Software	Water Rights	Customer	Others	TOTAL
Reconciliation of intangible assets	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Opening Balance	26,370	5,689	50,982	6,456	89,497
Changes
Additions	7,487	8	-	2,973	10,468
Additions through business combination	320	-	-	-	320
Disposals	(181)	-	-	-	(181)
Amortization	(8,122)	-	(4,797)	(408)	(13,327)
Increase (Decrease) related to foreign currency translation	873	-	959	(96)	1,736
Other Increases (Decreases)	-	-	-	102	102
Changes Total	377	8	(3,838)	2,571	(882)
Closing Balance	26,747	5,697	47,144	9,027	88,615

Years of Useful life (Average)
Computer Software	5
Customer	15
Brands	7

The amortization of customer and computer software is presented in the Consolidated Statements of Profit or Loss under the “Administrative Expenses” line item.